Investments accounted for using the equity method - Aggregated amount of the Group's share of profits/(losses) of associates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments in associates accounted for using the equity method
Profit (loss) from operations	¥ 1,274,788	¥ (4,752,429)	¥ (11,742,898)
Other comprehensive income	993,446	(448,252)	(2,935,475)
Total comprehensive income (loss) for the year	2,268,234	(5,200,681)	(14,678,373)
Aggregated individually immaterial associates
Investments in associates accounted for using the equity method
Profit (loss) from operations	(195,828)	(140,324)	(128,285)
Other comprehensive income			138
Total comprehensive income (loss) for the year	¥ (195,828)	¥ (140,324)	¥ (128,147)